LEASES - Aggregate future minimum rental payments under non-cancelable agreement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASES
2024	¥ 3,738
2025	1,942
2026 and after	999
Total future minimum rental payment	6,679
Less amount representing imputed interest	(1,556)
Present value of future minimum rental payments	5,123
Less current portion, recorded in other current liabilities	(2,410)	$ (339)	¥ (7,233)
Long-term lease liabilities, recorded in other long-term liabilities	¥ 2,713	$ 382	¥ 6,792